Taxation	6 Months Ended
Jun. 30, 2026
Taxation
Taxation

9. Taxation

a) Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Subsidiary incorporated in Hong Kong is subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

PRC

Under the Enterprise Income Tax (“EIT”) Law of the PRC, the Company’s PRC subsidiaries, VIE and subsidiaries of VIE are subject to an income tax of 25%, except for Beijing Cheche and Baodafang, which Beijing Cheche was entitled a preferential tax rate of 15% from December 2022 to December 2025 and from December 2025 to December 2028 for its High and New Technology Enterprise (“HNTE”) status, and Baodafang was entitled a preferential tax rate of 15% from December 2023 to December 2026 for its HNTE status, subject to annual evaluation and a requirement that they re-apply for HNTE status every three years.

The components of loss before income taxes are as follows (in thousands):

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Loss before income tax expense
Loss from PRC operations	(22,718)	(42,299)
Loss from non-PRC operations	(3,045)	(1,999)
Total Loss before income tax expense	(25,763)	(44,298)

	For the six months ended June 30,	For the six months ended June 30,
	2025	2026
	RMB	RMB
Current income tax expense
PRC	-	-
Non-PRC	67	21
Total current income tax expense	67	21
Deferred income tax benefit
PRC	(262)	(262)
Non-PRC	-	-
Total deferred income tax benefit	(262)	(262)
Total income tax benefit	(195)	(241)

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

9. Taxation (Continued)

b) Withholding income tax

The enterprise income tax (“EIT”) Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if all the requirements are satisfied.

To the extent that subsidiaries, VIE and subsidiaries of VIE of the Group have undistributed earnings, the Company will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2025 and June 30, 2026, the Company did not record any such withholding tax of its subsidiaries, VIE and subsidiaries of VIE in the PRC as they are still in accumulated deficit position.